Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
The following table presents our revenue during the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Liquefaction services revenue (note 7.1)	226,794	224,959	245,418
Sales-type lease revenue (note 7.2)	91,461	—	—
Vessel management fees and other revenues (note 7.1)	74,391	23,067	35,086
Time and voyage charter revenues (note 7.2)	876	12,346	17,925
Total operating revenues	393,522	260,372	298,429
The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2025, 2024 and 2023. Revenue from liquefaction services is included within the “FLNG” segment. Vessel management fees and other revenues are included within both the “FLNG” and “Corporate and other” segments, depending on the nature of the service provided.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Base tolling fee (1)	204,501	204,501	204,501
Amortization of Day 1 gains (2)	12,541	12,575	12,541
Incremental base tolling fee (3)	5,000	5,000	5,000
Amortization of deferred commissioning period revenue (4)	4,120	4,131	4,120
Overproduction (5)	371	102	20,129
Other (6)	261	(1,350)	(873)
Liquefaction services revenue	226,794	224,959	245,418

FLNG Operation and Maintenance Agreement (“O&M”) service revenue(7)	46,029	—	—
Management fees revenue (8)	25,463	22,632	20,983
Amortization of deferred pre-COD cash flows (9)	1,026	—	—
Service revenue (10)	—	—	13,798
Other	1,873	435	305
Vessel management fees and other revenues	74,391	23,067	35,086
(1) The FLNG Hilli's LTA bills at a base rate when the oil price is at or below $60 per barrel, with an increased rate when price exceed $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the consolidated statements of operations (note 8).
(2) Day 1 gains was recognized on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli's gas derivative instruments pursuant to the third amendment to the LTA (“LTA Amendment 3”) (note 21 and 22). These amounts were deferred on initial recognition and amortized evenly over the contract term.
(3) In July 2021, we entered into LTA Amendment 3 to increase the FLNG Hilli's annual contracted capacity by 0.2 million tonnes for 2022. In July 2022, the Customer exercised its option for an additional 0.2 million tonnes (out of 0.4 million tonnes) from January 2023 until the end of the LTA term, increasing the annual base capacity to 1.4 million tonnes. The tolling fee is linked to TTF and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the consolidated statements of operations (note 8).
(4) Customer billing during the commissioning period of the FLNG Hilli, prior to vessel acceptance and commencement of the LTA was deferred (note 21 and 22) and recognized evenly over the LTA term.
(5) In March 2021, we entered into the second amendment to the LTA, changing the contract term from a fixed capacity of 500.0 billion cubic feet to a fixed term ending on July 18, 2026 (“LTA Amendment 2”). This amendment also permits billing adjustments for production variances commencing in 2019. Overproduction is invoiced at the end of each contract year, while underutilization (which is capped per contract year) is a reduction against our final invoice to the Customer at the end of the LTA term.
Pursuant to the fourth amendment to the LTA, the contracted capacity for 2023 increased by 0.04 million tonnes (from 1.4 million tonnes to 1.44 million tonnes) by incorporating 2022 underutilization into 2023 LNG production. The increased production target was met, releasing the 2022 underutilization liability of $35.8 million to our consolidated statement of operations in 2023, of which $20.1 million is recognized in “Liquefaction services revenue” and $15.7 million is recognized in “Other operating income”.
(6) “Other” includes accrued demurrage cost recognized in the period during which the production delay occurred and the unwinding of deferred liquidated damages incurred prior to the contract commencement.
(7) The FLNG Gimi's LOA contains both a lease component (the use of the FLNG Gimi) and a non-lease component (the O&M services). The total contract consideration is allocated between the lease and non-lease components based on their relative stand-alone selling prices determined at commencement date of the LOA. The non-lease component is recognized over time as the O&M services are performed, based on the pattern of services provided during each billing period in accordance with the LOA.
(8) Comprised of revenue earned from various vessel management, administrative and vessel operation and maintenance services which we provide to external customers.
(9) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. Following COD in June 2025, the non-lease component of the pre-COD cash flows amounting to $36.8 million was deferred and classified within “Other current liabilities” and “Other non-current liabilities” on our consolidated balance sheet (notes 21 and 22) which will be recognized as revenue evenly over the duration of the LOA consistent with the timing of the related O&M services.
(10) In August 2022, we entered into a development agreement with Snam to provide drydocking, site commissioning and hook-up services for the Italis LNG (formerly known as Golar Tundra), which Snam acquired from us in May 2022. The development agreement was completed in May 2023 and services revenue of $13.8 million was recognized for the year ended December 31,2023.

Schedule of contract assets and liabilities
The following table represents our contract assets and liabilities balances as of December 31, 2025 and 2024:

	December 31,
(in thousands of $)	2025	2024
Contract asset (1)	26,406	19,696

Current deferred revenue	(4,090)	(4,220)
Non-current deferred revenue	(34,046)	(2,145)
Total contract liabilities (2)	(38,136)	(6,365)
The movement of our contract liabilities are as follows:

	2025	2024
Opening contract liabilities balance	(6,365)	(10,496)
Deferral of revenue	(38,667)	—
Recognition of deferred revenue (3)	6,896	4,131
Closing contract liabilities balance(2)	(38,136)	(6,365)
(1) Contract assets arise when the Company recognizes revenue for services rendered prior to billing to customers. This balance primarily relates to liquefaction services revenue under LTA and O&M services related to the LOA, as well various vessel management, operational support and administrative services.
(2) As of December 31, 2025, “Total contract liabilities” are comprised of:
•deferred pre-COD cash flows in relation to the FLNG Gimi LOA amounting to $35.9 million (2024: $nil) (note 21 and 22). We expect to recognize revenue evenly over the remaining LOA contract term of 19.4 years; and
•deferred commissioning revenue in relation to the FLNG Hilli of $2.2 million (2024: $6.4 million) (note 21 and 22). We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining LTA contract term of 0.6 years.
(3) Includes the unwinding of deferred commissioning revenue in relation to the FLNG Hilli and FLNG Gimi's deferred pre-COD cash flows of $4.1 million (2024: $4.1 million) and $1.0 million (2024: $nil).
Schedule of operating lease income
The following table presents a disaggregation of lease revenues during the years ended December 31, 2025, 2024 and 2023. Sales-type lease revenue is included under our “FLNG” segment while time and voyage charter revenues are under our “Corporate and other” segment.

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Sales-type lease revenue (1)	62,724	—	—
Variable sales-type lease revenue (2)	23,335	—	—
Accretion of unguaranteed residual value (3)	3,296	—	—
Other (4)	2,106	—	—
Sales-type lease revenue	91,461	—	—

Operating lease revenue	596	9,597	16,843
Variable operating lease revenue (5)	280	2,749	1,082
Time and voyage charter revenues	876	12,346	17,925
(1) Relates to the interest income recognized on the net investment in the sales-type lease for FLNG Gimi, calculated using the rate implicit in the lease.
(2) Comprised of variable consideration of the lease including overproduction, underutilization, and other operational adjustments invoiced during the period. Variable lease revenue fluctuates period to period depending on vessel availability and performance.
(3) Relates to the periodic accretion in the present value of the unguaranteed residual value of FLNG Gimi, recognized over the lease term using the effective interest method.
(4) “Other” includes taxes that are reimbursable by lessee under the LOA and accrued demurrage costs recognized in the period during which production delays attributable to us occurred.
(5) Comprised of variable consideration of the lease including ballast and positioning bonus, which are excluded from lease payments that comprise of the minimum contractual future revenues from non-cancellable operating leases.

Sales-type and direct financing leases, payment to be received, maturity	the maturity analysis has been prepared on that basis.

(in thousands of $)
2026	152,281
2027	153,300
2028	153,720
2029	153,300
2030	153,300
2031 and thereafter	2,216,340
Total minimum lease receivable	2,982,241
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,314,641
Less: unearned interest income	(1,566,360)
Net investment in sales-type lease as of December 31, 2025 (1)	1,748,281
Less: current portion of net investment in sales-type lease	(146,829)
Non-current portion of net investment in sales-type lease	1,601,452
(1) Our net investment in sales-type lease includes an unguaranteed residual value which exposes us to residual value risk at the end of the lease term. We manage this risk through periodic monitoring of the underlying asset’s estimated market value, including reference to independent broker valuations. As of December 31, 2025, the market value of the underlying asset exceeded the carrying value of net investment in sales-type lease. In addition, the vessel is covered by customary insurance which further mitigates our exposure to residual asset risk.

Schedule of operating lease cost
The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Operating lease cost	3,442	1,675	2,335
Variable lease cost (1)	335	463	309
Total operating lease cost (2)	3,777	2,138	2,644
(1) “Variable lease cost” is excluded from lease payments that comprise of the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2026	1,978
2027	2,100
2028	1,129
2029	1,181
2030 and thereafter	285
Total minimum lease payments	6,673